Schedule of Accounts Payable and Other Accrued Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accounts payable	$ 4,379,420	$ 3,511,303	$ 4,132,405
Accrued liabilities	2,558,467	3,102,490	2,853,212
Total accounts payable and other accrued liabilities	$ 6,937,887	$ 6,613,793	$ 6,985,617